Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash Flows from Operating Activities
Net income	$ 150,719	$ 54,714
Adjustments to reconcile net income to net cash flows provided by operating activities:
Finance lease revenue	(469)
Finance lease revenue		(512)
Equity (earnings) loss from unconsolidated subsidiary	(2,727)	110
Gain on sale of aircraft	(82,632)	(5,524)
Depreciation	108,769	104,197
Amortization of debt discounts and debt issuance costs	7,786	6,399
Amortization of other comprehensive income into interest expense	0	3,026
Amortization of lease incentives and other items	4,843	8,374
Loss on extinguishment of debt	5,330	1,458
Unrealized foreign exchange gain	(449)	(481)
Provision for deferred income taxes	15,963	9,637
Loss (gain) on derivative instruments	3,312	(4,847)
Security deposits and maintenance payment liability recognized into earnings	(26,145)	(11,846)
Distributions from unconsolidated subsidiary	2,727	2,075
Cash receipts from maintenance rights	1,741	3,013
Changes in operating assets and liabilities:
Rent receivables	(10,995)	(5,665)
Other assets	(2,553)	(3,835)
Payable to related parties	2,576	(11,159)
Accounts payable, accrued liabilities and other liabilities	12,468	20,161
Net cash flows provided by operating activities	190,264	169,295
Cash Flows from Investing Activities
Distributions from unconsolidated subsidiary	2,639	1,874
Rent received from finance lease	1,350	1,350
Net payments for derivative settlements	(512)	0
Investment income from equity certificates	934	0
Purchase of equity certificates	(7,425)	0
Purchase of flight equipment	(114,826)	(617,370)
Deposit on aircraft purchases	0	(299,945)
Proceeds from sale of aircraft, net	651,488	113,829
Capitalized interest on Portfolio B orderbook	(3,671)	0
Payments for aircraft improvement	(3,059)	(170)
Payments for lessor maintenance obligations	(1,843)	(8,229)
Net cash flows provided by (used in) investing activities	525,075	(808,661)
Cash Flows from Financing Activities
Security deposits received	1,169	10,907
Security deposits returned	(1,546)	(6,224)
Maintenance payment liability receipts	48,631	59,611
Maintenance payment liability disbursements	(14,975)	(8,902)
Net swap termination proceeds	0	1,136
Debt extinguishment costs	(194)	436
Debt issuance costs	(342)	(2,216)
Proceeds from secured borrowings	0	705,201
Repayment of secured borrowings	(474,659)	(328,595)
Net proceeds from issuance of shares	0	19,394
Shares repurchased	(32,844)	0
Net cash flows (used in) provided by financing activities	(474,760)	450,748
Effect of exchange rate changes on unrestricted and restricted cash and cash equivalents	(55)	(61)
Net increase (decrease) in unrestricted and restricted cash and cash equivalents	240,524	(188,679)
Unrestricted and restricted cash and cash equivalents at beginning of period	281,080	456,815
Unrestricted and restricted cash and cash equivalents at end of period	521,604	268,136
Reconciliation to Consolidated Balance Sheets:
Cash and cash equivalents at end of period	432,747	180,078
Restricted cash and cash equivalents	88,857	88,058
Unrestricted and restricted cash and cash equivalents at end of period	$ 521,604	$ 268,136